Risk Management - Summary of Sensitivity Analysis for Provisions Assumptions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PCBs | Discount rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	₩ (169)	₩ (222)
0.1% Decrease	169	223
PCBs | Inflation rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	169	224
0.1% Decrease	(169)	(224)
Nuclear plants | Discount rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	(474,432)	(369,540)
0.1% Decrease	491,360	381,026
Nuclear plants | Inflation rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	515,262	403,420
0.1% Decrease	(498,258)	(391,754)
Spent fuel | Discount rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	(54,330)	(51,430)
0.1% Decrease	56,453	53,438
Spent fuel | Inflation rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	57,269	54,210
0.1% Decrease	(55,191)	(52,245)
Radioactive waste | Discount rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	(15,089)	(11,201)
0.1% Decrease	15,260	11,306
Radioactive waste | Inflation rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	14,190	10,366
0.1% Decrease	₩ 14,056	₩ (10,288)